Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	$ 1,434,612	$ 2,869,711
Accumulated amortization	(721,597)	(1,759,904)
Intangible assets, net of accumulated amortization	713,015	1,109,807
Software [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	82,430	77,594
Application Development [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	$ 1,352,182	$ 2,792,117